INCOME TAX	12 Months Ended
Sep. 30, 2025
INCOME TAX
INCOME TAX

22.INCOME TAX

A reconciliation of income taxes at statutory rates with reported taxes is as follows:

Years ended September 30	2025	2024
Income (loss) before income taxes	$(44,810,876)	$8,191,922
Expected income tax expense (recovery)	(11,874,884)	2,170,857
Permanent differences	2,094,294	(250,237)
Share issue costs and other	4,840	(50,134)
Non-capital loss deferred (utilized)	—	(322,800)
Change in unrecognized deductible temporary differences	—	36,572
Total income tax recovery reported in the statements of comprehensive income	$(9,775,750)	$1,584,258
Current income tax recovery	(1,600,000)	1,547,686
Deferred income tax recovery	(8,175,750)	36,572
	$(9,775,750)	$1,584,258

Income taxes related to items recognized in other comprehensive income are as follows:

Years ended September 30	2025	2024
Current income tax
Non-capital loss carryback	$(1,600,000)	$—
Income tax expense (recovery)	$(1,600,000)	$—

The change for the year in the Company’s net deferred tax liability is as follows:

Years ended September 30	2025	2024
Deferred tax assets (liabilities)
Share issue costs	$560,648	$49,511
Investments	(2,952)	(5,770)
Cryptocurrencies	(6,231,773)	(904,628)
Long term assets	4,968,001	(109,608)
Convertible debt	(2,480,675)	—
Allowable capital losses	471,806	565,319
Non-capital losses available for future period	2,129,964	—
	(584,981)	(405,176)
Unrecognized deferred tax assets	—	$5,770
Net deferred tax liabilities	$(584,981)	$(399,406)

The change for the year in the Company’s net deferred tax liability is as follows:

Years ended September 30	2025	2024
Balance, beginning of year	$(399,406)	$633,145
Deferred tax recovery (expense) recognized in net income	8,175,750	(36,572)
Other	(22,133)	—
Deferred tax expense recognized in equity	(3,012,047)	—
Deferred tax expense recognized in other comprehensive income	(5,327,145)	(995,979)
Balance, end of year	$(584,981)	$(399,406)